Property and Equipment, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Property and Equipment, net [Abstract]
Depreciation expenses	$ 126,661	$ 140,686	$ 309,639	$ 127,987	$ 67,767